Analysis of performance by segment - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	$ 4,731	$ 4,441	$ 3,953
Change in risk adjustment for non-financial risk	272	257	228
Release of CSM for services provided	2,438	2,286	2,193
Other adjustments	204	217	252
Recovery of insurance acquisition cash flows	3,435	3,157	2,745
Insurance revenue	11,080	10,358	9,371
Other revenue	411	382	369
Total revenue from external customers	11,491	10,740	9,740
Investment return
Interest income	3,534	3,095	2,947
Dividend and other investment income	2,214	2,383	1,674
Investment appreciation (depreciation)	10,516	441	5,142
Investment return recognised in the income statement	16,264	5,919	9,763
Total revenue	27,755	16,659	19,503
CITIC-Prudential Life Insurance Company Limited
Amounts relating to changes in the liability for remaining coverage:
Total revenue from external customers	2,358	3,491	1,676
Investment return
Interest income	615	582	543
Prudential's share of revenue	544	573	560
Asset management business
Amounts relating to changes in the liability for remaining coverage:
Other revenue	358	333	299
Operating segments after elimination of intra-group amounts, before unallocated
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	4,731	4,441	3,953
Change in risk adjustment for non-financial risk	272	257	228
Release of CSM for services provided	2,438	2,286	2,193
Other adjustments	204	217	252
Recovery of insurance acquisition cash flows	3,435	3,157	2,745
Insurance revenue	11,080	10,358	9,371
Other revenue	411	382	368
Total revenue from external customers	11,491	10,740	9,739
Investment return
Interest income	3,397	2,886	2,783
Dividend and other investment income	2,214	2,383	1,667
Investment appreciation (depreciation)	10,670	213	5,185
Investment return recognised in the income statement	16,281	5,482	9,635
Total revenue	27,772	16,222	19,374
Operating segments | Hong Kong
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,326	1,195	1,089
Change in risk adjustment for non-financial risk	78	68	73
Release of CSM for services provided	1,025	908	787
Other adjustments	46	88	73
Recovery of insurance acquisition cash flows	1,549	1,445	1,207
Insurance revenue	4,024	3,704	3,229
Other revenue	29	24	22
Total revenue from external customers	4,053	3,728	3,251
Investment return
Interest income	1,340	1,077	1,033
Dividend and other investment income	1,253	1,279	775
Investment appreciation (depreciation)	6,342	(3,317)	2,155
Investment return recognised in the income statement	8,935	(961)	3,963
Total revenue	12,988	2,767	7,214
Operating segments | Indonesia
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	632	670	582
Change in risk adjustment for non-financial risk	33	37	35
Release of CSM for services provided	148	146	187
Other adjustments	46	31	32
Recovery of insurance acquisition cash flows	277	293	306
Insurance revenue	1,136	1,177	1,142
Other revenue	3	2	4
Total revenue from external customers	1,139	1,179	1,146
Investment return
Interest income	105	101	92
Dividend and other investment income	65	105	93
Investment appreciation (depreciation)	212	(86)	50
Investment return recognised in the income statement	382	120	235
Total revenue	1,521	1,299	1,381
Operating segments | Malaysia
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	854	740	642
Change in risk adjustment for non-financial risk	34	26	24
Release of CSM for services provided	214	206	203
Other adjustments	41	50	31
Recovery of insurance acquisition cash flows	309	268	234
Insurance revenue	1,452	1,290	1,134
Other revenue	1		4
Total revenue from external customers	1,453	1,290	1,138
Investment return
Interest income	239	216	239
Dividend and other investment income	198	181	151
Investment appreciation (depreciation)	199	736	177
Investment return recognised in the income statement	636	1,133	567
Total revenue	2,089	2,423	1,705
Operating segments | Singapore
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,237	1,121	970
Change in risk adjustment for non-financial risk	68	64	55
Release of CSM for services provided	529	521	478
Other adjustments	2	32	45
Recovery of insurance acquisition cash flows	557	513	435
Insurance revenue	2,393	2,251	1,983
Other revenue	0	2
Total revenue from external customers	2,393	2,253	1,983
Investment return
Interest income	886	797	785
Dividend and other investment income	549	651	528
Investment appreciation (depreciation)	3,453	2,275	1,490
Investment return recognised in the income statement	4,888	3,723	2,803
Total revenue	7,281	5,976	4,786
Operating segments | Growth markets and other note
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	682	715	670
Change in risk adjustment for non-financial risk	59	62	41
Release of CSM for services provided	522	505	538
Other adjustments	69	16	71
Recovery of insurance acquisition cash flows	743	638	563
Insurance revenue	2,075	1,936	1,883
Other revenue	20	21	39
Total revenue from external customers	2,095	1,957	1,922
Investment return
Interest income	822	688	627
Dividend and other investment income	145	164	117
Investment appreciation (depreciation)	459	604	1,309
Investment return recognised in the income statement	1,426	1,456	2,053
Total revenue	3,521	3,413	3,975
Operating segments | Eastspring
Amounts relating to changes in the liability for remaining coverage:
Other revenue	358	333	299
Total revenue from external customers	358	333	299
Investment return
Interest income	5	7	7
Dividend and other investment income	4	3	3
Investment appreciation (depreciation)	5	1	4
Investment return recognised in the income statement	14	11	14
Total revenue	596	565	497
Elimination of intersegment amounts
Amounts relating to changes in the liability for remaining coverage:
Total revenue from external customers	(224)	(221)	(184)
Investment return
Total revenue	(224)	(221)	(184)
Elimination of intersegment amounts | Eastspring
Amounts relating to changes in the liability for remaining coverage:
Total revenue from external customers	(224)	(221)	(184)
Unallocated to a segment (central operations)
Amounts relating to changes in the liability for remaining coverage:
Other revenue			1
Total revenue from external customers			1
Investment return
Interest income	137	209	164
Dividend and other investment income			7
Investment appreciation (depreciation)	(154)	228	(43)
Investment return recognised in the income statement	(17)	437	128
Total revenue	$ (17)	$ 437	$ 129